Capital Stock - Summary of Stock Option Information (Detail) - Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Options
Outstanding - beginning of year (in shares)	1,670,305	822,345	321,609
Grants in period (shares)	1,240,424	882,741	500,736
Forfeited / expired (in shares)	(34,765)	(34,781)	0
Outstanding - end of year (in shares)	2,875,964	1,670,305	822,345
Exercisable - end of year (in shares)	1,797,493	1,055,250	530,034
Weighted-Average Exercise Price ($)
Outstanding - beginning of year (in dollars per share)	$ 3.10	$ 3.99	$ 4.39
Granted (in dollars per share)	1.22	2.23	3.74
Forfeited / expired (in dollars per share)	1.56	2.23	0.00
Outstanding - end of year (in dollars per share)	2.31	3.10	3.99
Exercisable - end of year (in dollars per share)	$ 2.69	$ 3.34	$ 3.97